Intangible Assets (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Merchant Portfolios	$ 2,190,000	$ 2,190,000
Less Accumulated Amortization	(443,547)	(208,571)
Net residual portfolios	1,746,453	1,981,429
Trade name	2,500,000	2,500,000
Less Accumulated Amortization	(708,000)	(333,333)
Net trade name	$ 1,792,000	$ 2,166,667
Predecessor [Member]
Merchant Portfolios			2,540,690
Less Accumulated Amortization			(756,158)
Net residual portfolios			1,784,532
Trade name
Less Accumulated Amortization
Net trade name